WARRANTS - Outstanding (Details) - CAD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Aug. 10, 2022	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Balance at the beginning	$ 6,196,906	$ 3,424,158	$ 6,196,906	$ 6,370,660
Warrants expired	(2,772,748)			(173,754)
Warrants expired after the Arrangement		$ (3,424,158)
Balance at the end	$ 3,424,158			$ 6,196,906	$ 6,370,660
Weighted average life for warrants outstanding			0 years	7 months 2 days	1 year 5 months 26 days
Weighted average market fair value of shares purchased through warrant exercises				$ 2.00
FTP Compensation Warrants
Class of Warrant or Right [Line Items]
Balance at the beginning	174,384	34,876	174,384	343,269
Warrants expired (in shares)				(168,885)
Warrants expired after the Arrangement (in shares)		(34,876)
Balance at the end	174,384			174,384	343,269
Compensation Warrants
Class of Warrant or Right [Line Items]
Balance at the beginning	1,034,868	206,973	1,034,868	1,034,868
Warrants expired after the Arrangement (in shares)		(206,973)
Balance at the end	1,034,868			1,034,868	1,034,868
Warrants
Class of Warrant or Right [Line Items]
Balance at the beginning	2,071,090		2,071,090	2,071,090
Warrants expired (in shares)	(2,071,090)
Balance at the end				2,071,090	2,071,090
Total Warrants
Class of Warrant or Right [Line Items]
Balance at the beginning	3,280,342	241,849	3,280,342	3,449,227
Warrants expired (in shares)	(2,071,090)			(168,885)
Warrants expired after the Arrangement (in shares)		(241,849)
Balance at the end	1,209,252			3,280,342	3,449,227